Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Statement [Abstract]
Revenues	$ 26,082,417	$ 5,233,145
Less: Cost of revenues	5,547,779	6,315,504
Less: Operating expenses:
Selling and marketing	23,908,733	6,209,804
General and administrative	2,451,249	2,108,854
Research and development	1,046,198	2,882,202
Total operating expenses	27,406,180	11,200,860
Loss from operations	(6,871,542)	(12,283,219)
Other income (expense):
Interest expense	(26,611)	(4,412)
Foreign exchange gains (losses)	350,679	(298,257)
Loss from investment		(428,571)
Other income (expense), net	(262,980)	(34,572)
Total other income (expense), net	61,088	(765,812)
Loss before income taxes	(6,810,454)	(13,049,031)
Income taxes
Net loss	(6,810,454)	(13,049,031)
Other comprehensive income:
Foreign currency translation adjustment	90,671	387,375
Total comprehensive loss	$ (6,719,783)	$ (12,661,656)